Pensions and Post-Employment Benefits - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans		$ 59		$ 54		$ 48
Projected benefits obligation		1,903		2,783		3,033
Increase (decrease) in net defined benefit liability (asset)		13		10		9
Curtailment gain loss on settlement				1		1
Actuarial Gains Losses Arising From Changes In Financial Assumptions		270		196		(180)
Actuarial Gains Losses Arising From Changes In Demographic Assumptions		2		(20)		(18)
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)		96
Actuarial Gains Losses Arising From Changes In Financial Assumptions		466		122
Actuarial Gains Losses Arising From Changes In Demographic Assumptions				20
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 60		$ 69
Other Postretirement Benefits [Member]
Disclosure of defined benefit plans [line items]
Curtailment gain loss on settlement	$ 1
Trinidad Cement Limited [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		5.00%		10.50%
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 220		$ 200
Medical inflation rates used to determine the projected benefits obligation		7.00%		7.00%
Income from prior period adjustment of retirement benefit						$ 1
Actuarial Gains Losses Arising From Changes In Financial Assumptions		$ 19
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		5.40%				6.40%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 1,062		$ 1,794
Medical inflation rates used to determine the projected benefits obligation						6.90%
Increase (decrease) in net defined benefit liability (asset)		77		81
Actuarial Gains Losses Arising From Changes In Financial Assumptions		373		86
Actuarial Gains Losses Arising From Changes In Demographic Assumptions				12
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		194		270
Increase (decrease) in net defined benefit liability (asset)				81
Actuarial Gains Losses Arising From Changes In Financial Assumptions		52		13
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts		61		58		$ 56
Estimate of contribution to be made to the plan in the subsequent annual period		58
France [member]
Disclosure of defined benefit plans [line items]
Income from prior period adjustment of retirement benefit						2
Other Countries [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		293		339
Actuarial Gains Losses Arising From Changes In Financial Assumptions				23
Germany [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		134		180
Increase (decrease) in net defined benefit liability (asset)		13		81
CEMEX U.K. [member]
Disclosure of defined benefit plans [line items]
Operating assets		553
Dividends received		$ 30	£ 22.3	$ 30	£ 22.3	$ 29	£ 21.3
Percentage of annual rate		5.00%	5.00%